CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)
Cash flows from operating activities:
Net loss	$ (3,754,648)	¥ (25,782,406)	¥ (45,375,234)	¥ (31,203,801)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	163,688	1,124,011	1,119,049	856,735
Gain from disposal of equipment			(78,285)	(35,919)
Provision for (net recovery of) doubtful accounts	88,945	610,776	(841,242)	1,766,286
Provision for slow moving inventories	9,521	65,380	65,245	0
Share based compensation	1,405,001	9,647,863	840,286	2,039,446
Restricted shares issued for management	1,695,162	11,640,341	14,621,838	12,904,723
Loss from investment in unconsolidated entity	139,789	959,905	0	0
Impairment loss of investment in unconsolidated entity			4,037,736	0
Restricted shares issued for services	123,170	845,781	3,050,896	8,399,240
Changes in operating assets and liabilities:
Notes receivable	134,310	922,282	2,116,998	(1,452,783)
Trade accounts receivable	(5,892,319)	(40,461,376)	11,972,175	(245,190)
Inventories	584,452	4,013,314	(4,196,110)	3,597,832
Other receivable	(135,271)	(928,882)	(1,717,096)	4,579,480
Purchase advance	1,183,749	8,128,571	(1,241,102)	(10,534,132)
Prepaid expense	46,142	316,845	318,759	(718,130)
Trade accounts payable	(58,256)	(400,034)	(2,706,304)	812,440
Other payables	(130,989)	(899,476)	(151,751)	(189,302)
Deferred revenue			(1,174,585)	853,044
Accrued payroll and employees' welfare	114,186	784,095	140,828	1,633,405
Taxes payable	254,694	1,748,934	(269,358)	(78,700)
Net cash used in operating activities	(4,691,005)	(32,212,172)	(19,569,820)	(7,381,551)
Cash flows from investing activities:
Investment in unconsolidated entity	(612,378)	(4,205,080)	(4,037,736)	0
Purchases of property and equipment	(252,804)	(1,735,956)	(1,503,410)	(638,119)
Proceeds from disposal of equipment			32,000	51,900
Payments for land use right			(1,361,969)	0
Repayments from loans to third parties	145,628	1,000,000	435,250	14,182,624
Payments made for loans to third parties	(582,513)	(4,000,000)	(1,960,000)	(1,130,000)
Payments and prepayments for construction in progress	(670,884)	(4,606,823)	(9,157,103)	0
Net cash provided by (used in) investing activities	(1,972,951)	(13,547,859)	(17,552,968)	12,466,405
Cash flows from financing activities:
Proceeds from short-term bank loans	364,071	2,500,000	45,000	0
Repayments of short-term bank loans			(45,000)	0
Proceeds from short-term borrowings	157,438	1,081,096	4,600,000	1,100,000
Repayments of short-term borrowings			(4,900,000)	(1,330,000)
Proceeds from sale of common stock, net of issuance costs			65,004,531	0
Refund of capital contribution by a non-controlling shareholder	(29,126)	(200,000)	0	0
Capital contribution by non-controlling shareholders	123,784	850,000	3,700,000	0
Net cash provided by (used in) financing activities	516,529	3,546,905	76,888,838	(3,076,964)
Effect of exchange rate fluctuation on cash	202,991	1,393,873	1,765,249	(16,231)
Net increase (decrease) in cash	(5,944,436)	(40,819,253)	41,531,299	1,991,659
Cash at beginning of year	6,602,869	45,340,578	3,809,279	1,817,620
Cash at end of year	658,433	4,521,325	45,340,578	3,809,279
Supplemental cash flow information
Cash paid during the year for interest	224,614	1,542,381	868,042	571,037
Cash paid during the year for taxes	292	2,002	(22,671)	284,487
Non-cash investing and financing activities
Shares issued to settle salary payable			1,554,908	0
Issuance of common stock in exchange of shares of FGS, net of issuance costs	3,121,366	21,433,796	0	0
Investment payable in exchange of interest of FGS	932,021	6,400,000	0	0
Payable for Construction in Progress	829,350	5,694,980	3,096,781	0
Non-cash payment for property and equipment purchase			0	87,265
Issuance of unvested common stock to senior managers			0	55,685
Receivable for disposal of property and equipment			81,900	0
Related Party [Member]
Changes in operating assets and liabilities:
Trade accounts receivable	(496,579)	(3,409,912)	0	0
Prepaid expense	(31,689)	(217,600)	0	0
Other payables	(134,063)	(920,584)	(102,563)	(366,225)
Cash flows from financing activities:
Proceeds from short-term borrowings	728,141	5,000,000	20,188,318	13,103,718
Repayments of short-term borrowings	(728,141)	(5,000,000)	(21,332,036)	(15,950,682)
Proceeds from long-term borrowings-related party			10,000,000	0
Repayments of long-term borrowings-related party	$ (99,638)	¥ (684,191)	¥ (371,975)	¥ 0